Acquisitions of Subsidiaries (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Aug. 31, 2022	Oct. 31, 2024	Apr. 30, 2023
Business Acquisition [Line Items]
Net asset value			$ 274,831
Repurchase price			266,647
Non-controlling interests amount		$ 58,484
Investments increase in non-controlling		17,216
AMTD Assets [Member]
Business Acquisition [Line Items]
Net asset value		274,831
Repurchase price		266,647
Acquisition of AMTD Assets [Member]
Business Acquisition [Line Items]
Percentage of equity interest	96.10%
Acquisition-related cost
Acquisition of WM&E in 2024 [Member]
Business Acquisition [Line Items]
Net asset value		48,669
Non-controlling interests amount		(58,484)
WM&E [Member]
Business Acquisition [Line Items]
Net asset value		48,669
Non-controlling interests amount		102,610
Consolidation of Singapore hotel companies in 2024 [Member]
Business Acquisition [Line Items]
Accounts receivable		920
Other receivables		$ 622
Class B Ordinary Shares [Member]
Business Acquisition [Line Items]
Issuance of shares (in Shares)		18,838,906
Class B Ordinary Shares [Member] | Acquisition of AMTD Assets [Member]
Business Acquisition [Line Items]
Issuance of shares (in Shares)	515,385
Class A Ordinary Shares [Member] | Acquisition of WM&E in 2024 [Member]
Business Acquisition [Line Items]
Issuance of shares (in Shares)		21,485,714